Income Tax - Reconciliation of Deferred Tax Assets, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Changes In Deferred Tax Liability Asset [Abstract]
Opening balance	$ 526	$ 1,601	$ 1,831
Tax benefit/(expenses) during the period recognized in profit or loss	(1,073)	(1,135)	135
Tax benefit/(expenses) during the period recognized in other comprehensive income	170	20	47
Exchange difference on translation foreign operations	245	40	(412)
Closing balance	$ (132)	$ 526	$ 1,601